Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	$ 20	$ 14
Restructuring charges, after tax	20	14
Impairment of investment	60	17
Impairment of investment, after tax	59	17
Corporate and Other [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation	56
Unrealized gain on investment revaluation, after tax	53
Proceeds from sale of investment		33
Gain on sale of investment		26
Gain on sale of investment, after tax		26
Seating Systems [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on formation of new venture		45
Gain on formation of new venture, after tax		34
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	25	15
Restructuring charges, after tax	23	11
Fixed asset impairment charges	14	64
Fixed asset impairment charges, after tax	$ 12	$ 64